Number of Crude Oil and Natural Gas Wells Drilled and Completed (Parenthetical) (Detail) - Wells	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	3	1	34
Net exploratory wells	1	2	7
Discontinued operations [member] | Onshore US [Member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	0	0	33
Net exploratory wells	0	0	0